UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21676

 NAME OF REGISTRANT:                     Eaton Vance Tax-Managed Buy-Write
                                         Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2004 - 06/30/2005

ITEM 1. PROXY VOTING RECORD

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.


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

EV Tax Managed By-Write Income Fund
-------------------------------------------------------------------------------------------------
 ASHLAND INC.                                                                                Agenda Number:  932360566
-------------------------------------------------------------------------------------------------
        Security:  044204105
    Meeting Type:  Special
    Meeting Date:  29-Jun-2005
          Ticker:  ASH
            ISIN:
-------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE TRANSACTIONS AND TRANSACTION              Mgmt          For                            For
       AGREEMENTS, ANNOUNCED ON APRIL 28, 2005, AS
       MORE FULLY DESCRIBED IN THE ACCOMPANYING PROXY
       STATEMENT/PROSPECTUS.




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 AUTODESK, INC.                                                                              Agenda Number:  932350604
--------------------------------------------------------------------------------------------------------------------------
        Security:  052769106
    Meeting Type:  Annual
    Meeting Date:  23-Jun-2005
          Ticker:  ADSK
            ISIN:
-------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CAROL A. BARTZ                                            Mgmt          For                            For
       MARK A. BERTELSEN                                         Mgmt          For                            For
       CRAWFORD W. BEVERIDGE                                     Mgmt          For                            For
       J. HALLAM DAWSON                                          Mgmt          For                            For
       MICHAEL J. FISTER                                         Mgmt          For                            For
       PER-KRISTIAN HALVORSEN                                    Mgmt          For                            For
       STEVEN L. SCHEID                                          Mgmt          For                            For
       MARY ALICE TAYLOR                                         Mgmt          For                            For
       LARRY W. WANGBERG                                         Mgmt          For                            For

02     PROPOSAL TO APPROVE AUTODESK S 2006 STOCK PLAN            Mgmt          Against                        Against
       AND THE RESERVATION OF 25,000,000 SHARES OF
       AUTODESK S COMMON STOCK FOR ISSUANCE THEREUNDER.

03     PROPOSAL TO APPROVE AUTODESK S AMENDED AND RESTATED       Mgmt          For                            For
       CERTIFICATE OF INCORPORATION, INCREASING THE
       NUMBER OF AUTHORIZED SHARES OF COMMON STOCK
       FROM 400 MILLION SHARES TO 750 MILLION SHARES.

04     PROPOSAL TO APPROVE AUTODESK S EXECUTIVE INCENTIVE        Mgmt          For                            For
       PLAN.

05     PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST               Mgmt          For                            For
       & YOUNG LLP AS AUTODESK S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING JANUARY 31, 2006.




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 BED BATH & BEYOND INC.                                                                      Agenda Number:  932354981
-------------------------------------------------------------------------------------------------
        Security:  075896100
    Meeting Type:  Annual
    Meeting Date:  30-Jun-2005
          Ticker:  BBBY
            ISIN:
-------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LEONARD FEINSTEIN                                         Mgmt          For                            For
       ROBERT KAPLAN                                             Mgmt          For                            For
       DEAN S. ADLER                                             Mgmt          For                            For
       JORDAN HELLER                                             Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For

03     SHAREHOLDER PROPOSAL; FOREIGN WORKPLACE MONITORING        Shr           Against                        For

04     SHAREHOLDER PROPOSAL; EXECUTIVE STOCK HOLDINGS            Shr           Against                        For

05     SHAREHOLDER PROPOSAL; BOARD STRUCTURE                     Shr           For                            Against




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 SYMANTEC CORPORATION                                                                        Agenda Number:  932354638
-------------------------------------------------------------------------------------------------
        Security:  871503108
    Meeting Type:  Special
    Meeting Date:  24-Jun-2005
          Ticker:  SYMC
            ISIN:
-------------------------------------------------------------------------------------------------
Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE ISSUANCE AND RESERVATION FOR               Mgmt          For                            For
       ISSUANCE OF SYMANTEC COMMON STOCK TO HOLDERS
       OF VERITAS SOFTWARE CORPORATION SECURITIES
       PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION
       DATED DECEMBER 15, 2004, BY AND AMONG SYMANTEC,
       CARMEL ACQUISITION CORP., A WHOLLY OWNED SUBSIDIARY
       OF SYMANTEC, AND VERITAS, AS THE SAME MAY BE
       AMENDED FROM TIME TO TIME.

02     TO APPROVE AMENDMENTS TO SYMANTEC S CERTIFICATE           Mgmt          For                            For
       OF INCORPORATION TO INCREASE THE AUTHORIZED
       NUMBER OF SHARES OF COMMON STOCK OF SYMANTEC
       FROM 1,600,000,000 SHARES, $0.01 PAR VALUE
       PER SHARE, TO 3,000,000,000 SHARES, $0.01 PAR
       VALUE PER SHARE, AND TO AUTHORIZE ONE SHARE
       OF A CLASS OF SPECIAL VOTING STOCK, $1.00 PAR
       VALUE PER SHARE.

03     TO ADJOURN THE SPECIAL MEETING, IF NECESSARY,             Mgmt          For                            For
       IF A QUORUM IS PRESENT, TO SOLICIT ADDITIONAL
       PROXIES IF THERE ARE NOT SUFFICIENT VOTES IN
       FAVOR OF THE FOREGOING PROPOSALS.




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 TOYS 'R' US, INC.                                                                           Agenda Number:  932361239
-------------------------------------------------------------------------------------------------
        Security:  892335100
    Meeting Type:  Special
    Meeting Date:  23-Jun-2005
          Ticker:  TOY
            ISIN:
-------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED          Mgmt          For                            For
       AS OF MARCH 17, 2005, AMONG TOYS  R  US, INC.,
       GLOBAL TOYS ACQUISITION, LLC AND GLOBAL TOYS
       ACQUISITION MERGER SUB, INC., AS IT MAY BE
       AMENDED FROM TIME TO TIME.




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 VERITAS SOFTWARE CORPORATION                                                                Agenda Number:  932351858
-------------------------------------------------------------------------------------------------
        Security:  923436109
    Meeting Type:  Special
    Meeting Date:  24-Jun-2005
          Ticker:  VRTS
            ISIN:
-------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     A PROPOSAL TO ADOPT AN AGREEMENT AND PLAN OF              Mgmt          For                            For
       REORGANIZATION, DATED DECEMBER 15, 2004, THAT
       WAS ENTERED INTO BY AND AMONG SYMANTEC CORPORATION,
       CARMEL ACQUISITION CORP., A WHOLLY OWNED SUBSIDIARY
       OF SYMANTEC CORPORATION, AND VERITAS, AS THE
       SAME MAY BE AMENDED FROM TIME TO TIME.

02     AN ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY,      Mgmt          For                            For
       IF A QUORUM IS PRESENT, TO SOLICIT ADDITIONAL
       PROXIES IF THERE ARE NOT SUFFICIENT VOTES IN
       FAVOR OF PROPOSAL NO. 1.



An * in the For/Against management field indicates management position unknown since information regarding non-U.S. issuers is not readily available.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Tax-Managed Buy-Write Income Fund
By (Signature)       /s/ Duncan W. Richardson
Name                 Duncan W. Richardson
Title                President
Date                 08/31/2005